                                United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-3181

                      (Investment Company Act File Number)

                      Federated Short-Term Municipal Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 6/30/06

             Date of Reporting Period: Six months ended 12/31/05
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Short-Term Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlight - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended June 30,
	12/31/2005		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.22		$10.27	$10.48	$10.35	$10.27		$10.03
Income From Investment Operations:
Net investment income	0.15		0.28	0.27	0.31	0.39	[1]	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		(0.05)	(0.21)	0.13	0.08	[1]	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.23	0.06	0.44	0.47		0.68
Less Distributions:
Distributions from net investment income	(0.15)		(0.28)	(0.27)	(0.31)	(0.39)		(0.44)
Net Asset Value, End of Period	$10.14		$10.22	$10.27	$10.48	10.35		$10.27
Total Return [2]	0.71%		2.24%	0.53%	4.32%	4.63%		6.90%

Ratios to Average Net Assets:
Net expenses	0.46	% [3]	0.46%	0.47%	0.47%	0.47%		0.47%
Net investment income	2.97	% [3]	2.70%	2.56%	2.98%	3.75	% [1]	4.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,617		$270,956	$330,354	$342,549	$211,835		$167,025
Portfolio turnover	15%		31%	35%	28%	33%		58%

1 Effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended June 30,
	12/31/2005		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.22		$10.27	$10.48	$10.35	$10.27		$10.03
Income From Investment Operations:
Net investment income	0.14		0.25	0.24	0.29	0.36	[1]	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)		(0.05)	(0.21)	0.13	0.08	[1]	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.06		0.20	0.03	0.42	0.44		0.65
Less Distributions:
Distributions from net investment income	(0.14)		(0.25)	(0.24)	(0.29)	(0.36)		(0.41)
Net Asset Value, End of Period	$10.14		$10.22	$10.27	$10.48	$10.35		$10.27
Total Return [2]	0.60%		1.99%	0.28%	4.06%	4.37%		6.64%

Ratios to Average Net Assets:
Net expenses	0.68	% [3]	0.71%	0.72%	0.72%	0.72%		0.72%
Net investment income	2.73	% [3]	2.44%	2.31%	2.75%	3.50	% [1]	4.08%
Expense waiver/reimbursement [4]	0.39	% [3]	0.37%	0.36%	0.36%	0.37%		0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,719		$29,799	$45,616	$24,230	$28,577		$21,851
Portfolio turnover	15%		31%	35%	28%	33%		58%

1 Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2005	Ending Account Value 12/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,007.10	$2.33
Institutional Service Shares	$1,000	$1,006.00	$3.44
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.89	$2.35
Institutional Service Shares	$1,000	$1,021.78	$3.47

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.46%
Institutional Service Shares	0.68%

Portfolio of Investments Summary Tables

At December 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	21.7%	Aaa	24.2%
AA	17.2%	Aa	14.3%
A	21.3%	A	22.9%
BBB	19.0%	Baa	10.0%
Not Rated by S&P	19.6%	Not Rated by Moody's	27.4%
Other Assets and Liabilities--Net [2]	1.2%	Other Assets and Liabilities--Net [2]	1.2%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 9.5% do not have long-term ratings by either of these NRSROs.

2 See Statement of Assets and Liabilities.

Portfolio of Investments

December 31, 2005 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--91.0%
		Alabama--2.2%
$3,040,000		Alabama State Public School & College Authority, Revenue Bonds (Series 2002-A), 5.00%, 2/1/2008	$3,143,577
1,275,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group)/(MBIA Insurance Corp. INS), 7/1/2006	1,288,808
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,014,950
		TOTAL	5,447,335
		Alaska--1.2%
3,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 12/1/2006	3,045,420
		Arizona--1.4%
960,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2009	966,797
600,000		University Medical Center Corp, AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2009	623,706
1,000,000	[1]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	1,010,100
1,000,000	[1]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	999,720
		TOTAL	3,600,323
		Arkansas--1.0%
850,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2006	849,005
1,595,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.75% (Arkansas Children's Hospital), 3/1/2008	1,635,561
		TOTAL	2,484,566
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--2.5%
$3,000,000		California State, Refunding UT GO Bonds, 5.00%, 2/1/2008	$3,096,510
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	1,008,720
1,350,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2006	1,359,774
735,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005F), 5.00% (Daughters of Charity Health System), 7/1/2009	763,062
		TOTAL	6,228,066
		Colorado--4.3%
1,835,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	1,817,897
130,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	130,027
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,852,889
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	520,460
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,228,363
3,810,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	3,786,645
420,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	420,088
		TOTAL	10,756,369
		Connecticut--0.6%
1,500,000		Connecticut Development Authority, Refunding PCR Bonds, 3.00% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2009	1,461,495
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Delaware--0.3%
$635,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	$667,112
		District of Columbia--0.4%
970,000		District of Columbia, Revenue Bonds (Series 1999), 3.60% TOBs (819 7th Street LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2009	946,322
		Florida--4.4%
1,000,000		Escambia County, FL Health Facilities Authority, Revenue Bonds (Series 2003A), 5.00% (Ascension Health Credit Group), 11/15/2008	1,041,070
355,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA Insurance Corp. INS), 7/1/2019	356,352
2,000,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	1,967,320
1,000,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005A), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2008	1,035,000
1,000,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2010	1,052,400
2,000,000		Highlands County, FL Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health System/Sunbelt Obligated Group), Mandatory Tender 11/16/2009	2,077,420
1,885,000		Miami-Dade County, FL School District, COP (Series A), 5.25% (FSA INS), 10/1/2006	1,912,219
1,000,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2009	1,047,270
640,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2011	678,291
		TOTAL	11,167,342
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--2.2%
$935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2009	$975,401
1,505,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	1,504,594
2,885,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 11/1/2008	3,013,584
115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.00% (United States Treasury COL), 11/1/2008	120,284
		TOTAL	5,613,863
		Hawaii--0.4%
1,000,000		Hawaii State, UT GO (Series CB) Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	1,024,320
		Illinois--3.4%
1,000,000		Chicago, IL O'Hare International Airport, Revenue Bonds (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 1/1/2007	1,020,750
1,210,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series B), 5.00% (AMBAC INS), 6/1/2007	1,211,779
3,000,000		Illinois State, UT GO Bonds (First Series of July 2002), 5.00% (MBIA Insurance Corp. INS), 7/1/2007	3,075,270
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50% (FSA INS), 12/30/2007	3,177,947
		TOTAL	8,485,746
		Indiana--2.6%
3,500,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	3,505,635
860,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	899,225
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--continued
$1,000,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2007	$1,036,780
145,000		Indiana State HFA, SFM Revenue Bonds, (Series C-3), 4.75%, 1/1/2029	145,554
1,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCR Revenue Bonds (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	991,480
		TOTAL	6,578,674
		Kansas--2.2%
1,650,000		Burlington, KS, Environmental Improvement Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	1,676,829
2,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	2,032,520
40,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013	40,102
1,700,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,709,860
		TOTAL	5,459,311
		Louisiana--2.1%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	1,007,330
1,750,000		Louisiana Public Facilities Authority, Revenue Bonds (Series 2002), 5.00% (Ochsner Clinic Foundation Project)/(MBIA Insurance Corp. INS), 5/15/2008	1,795,377
2,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	1,994,500
500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	495,180
		TOTAL	5,292,387
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--0.6%
$1,500,000		Commonwealth of Massachusetts, Construction Loan LT GO Bonds (Series 2001C), 5.00%, 12/1/2010	$1,599,435
		Michigan--4.6%
1,250,000		Detroit, MI, Capital Improvement LT GO Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 4/1/2007	1,274,800
500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2009	515,285
1,000,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	1,051,530
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund)/(United States Treasury COL), 10/1/2007	2,584,600
1,450,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	1,499,576
1,500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2007	1,525,110
1,500,000		Michigan State Strategic Fund, LT Obligation Revenue Bonds, 5.20% (Waste Management, Inc.), 4/1/2010	1,566,375
1,510,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 2.00% (NSF International), 8/1/2006	1,495,731
		TOTAL	11,513,007
		Minnesota--0.7%
440,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 4.50% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2007	444,431
1,000,000		Minnesota Municipal Power Agency, Electric Revenue Bonds (Series 2005), 4.50%, 10/1/2010	1,034,520
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	232,616
		TOTAL	1,711,567
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Mississippi--0.6%
$1,385,000		Mississippi Development Bank, Special Obligation Highway Construction Revenue Bonds, 5.00% (Harrison County, MS Highway)/(FGIC INS), 1/1/2009	$1,447,145
		Missouri--2.2%
895,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, (Series A), 4.50% (St. Francis Medical Center, MO), 6/1/2006	898,875
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2006	1,502,640
1,120,000	[1]	Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	1,121,299
2,000,000		Missouri State HEFA, Revenue Bonds (Series 2002A), 5.00% (SSM Health Care Credit Group), 6/1/2007	2,043,580
		TOTAL	5,566,394
		Nevada--0.6%
1,500,000	[1]	Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	1,484,580
		New Jersey--3.7%
1,500,000		Bayonne, NJ Parking Authority, Parking Project Note (Series 2005), 5.00% (Bayonne, NJ GTD), 3/15/2007	1,508,610
1,400,000		Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006	1,408,974
2,500,000		Bayonne, NJ, 4.50% BANs, 6/29/2006	2,505,825
750,000		Bayonne, NJ, (Series A), 5.00% TANs, 10/13/2006	755,617
600,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	603,240
1,200,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2008	1,233,336
680,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.80%), 11/1/2008	663,870
600,000		New Jersey EDA, School Facilities Construction Revenue Bonds (Series 2004I), 5.00% (New Jersey State), 9/1/2009	631,284
		TOTAL	9,310,756
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Mexico--2.3%
$1,000,000		Farmington, NM, PCR Bonds (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	$994,490
1,450,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) Mandatory Tender 8/1/2012	1,453,900
1,030,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 4.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2007	1,037,179
1,335,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,322,251
1,000,000		Santa Fe, NM Community College District, (UT GO), 5.45% (Original Issue Yield: 5.55%), 8/1/2010	1,022,760
		TOTAL	5,830,580
		New York--8.5%
1,110,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	1,109,101
3,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds (Series 2002A), 5.00% (FSA INS), 11/15/2007	3,094,080
1,250,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds (Series 2002A), 5.25% (FSA INS), 11/15/2008	1,314,888
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00%, 8/1/2008	2,078,880
3,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011	3,184,530
2,000,000		New York City, NY, UT GO Bonds (Series 2002F), 5.25%, 8/1/2009	2,114,300
1,000,000		New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	1,010,640
1,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	1,026,450
1,300,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Columbia University), 7/1/2011	1,403,246
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (Series 2002), 5.00% (New York State), 4/1/2007	2,042,400
2,000,000		Spencer-Van Etten, NY Central School District, 4.25% BANs, 6/15/2006	2,008,420
1,020,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 4.00%, 7/1/2008	1,034,617
		TOTAL	21,421,552
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--0.4%
$1,000,000		North Carolina State, UT GO Bonds, 5.00%, (U.S. Treasury PRF 5/1/2007 @ 102) 5/1/2011	$1,042,550
		Ohio--3.0%
1,250,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	1,250,288
2,860,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	2,838,521
95,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2015	95,179
675,000		Ohio State Air Quality Development Authority, PCR Revenue Bonds, 3.50% TOBs (Pennsylvania Power Co.), Optional Tender 1/1/2006	675,000
1,750,000		Ohio Water Development Authority, Refunding PCR Bonds (Series 1999-A), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2006	1,748,145
1,000,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50% (FGIC INS), 6/1/2006	1,009,440
		TOTAL	7,616,573
		Oklahoma--1.1%
915,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2008	944,527
960,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	999,715
855,000		Oklahoma HFA, Single Family Mortgage Revenue Bonds (Series 1998D-2), 6.25% (GNMA Collateralized Home Mortgage Program COL), 9/1/2029	858,950
		TOTAL	2,803,192
		Oregon--1.1%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	1,005,560
1,000,000	[1]	Gilliam County, OR, Solid Waste Disposal Revenue Bonds, 3.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	999,300
750,000		Port of Portland, OR, 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2006	751,598
		TOTAL	2,756,458
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--4.7%
$1,345,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2007	$1,382,391
1,000,000		Commonwealth of Pennsylvania, Refunding UT GO Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 9/15/2011	1,035,050
1,000,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	982,910
815,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	803,549
865,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	854,931
160,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	157,752
220,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	217,439
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	1,116,550
5,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	5,045
965,000		Pennsylvania State Higher Education Facilities Authority, (Series I-2), 3.00% TOBs (Mercyhurst College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2006	960,281
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	204,546
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	1,042,800
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	832,989
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	986,100
1,250,000		Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50% (FGIC INS), 6/1/2006	1,261,900
		TOTAL	11,844,233
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Rhode Island--0.5%
$650,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	$656,760
700,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	719,754
		TOTAL	1,376,514
		South Carolina--1.5%
1,000,000		Charleston County, SC, Hospital Revenue Bonds (Series 2004A), 5.00% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2007	1,021,670
780,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center), 5/1/2008	820,552
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	2,013,000
		TOTAL	3,855,222
		South Dakota--0.4%
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	925,965
		Tennessee--3.1%
1,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	1,003,420
975,000		Metropolitan Government Nashville & Davidson County, TN HEFA, MFH Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(FNMA LOC), Mandatory Tender 2/1/2006	976,550
2,085,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2006	2,104,516
2,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	1,992,420
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008	1,031,290
740,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2007	750,419
		TOTAL	7,858,615
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--13.9%
$5,000,000		Austin, TX Water and Wastewater System, Refunding Revenue Bonds (Series 2002A), 5.25% (AMBAC INS), 11/15/2007	$5,175,650
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	1,079,160
965,000		Brazoria County, TX Health Facilities Development Corp., Revenue Bonds, 5.00% (Brazosport Memorial Hospital)/(Radian Asset Assurance INS), 7/1/2008	995,890
2,885,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy Company LLC), Mandatory Tender 6/19/2006	2,903,637
2,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	2,007,180
945,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2007	968,587
1,000,000		Harris County, TX, LT GO Correctional Facility Improvement Bonds, 5.50% (U.S. Treasury PRF 10/1/2006 @ 100)/(Original Issue Yield: 5.55%), 10/1/2011	1,016,730
1,000,000		Johnson County, TX, GO UT, 5.00% (FSA INS), 2/15/2016	1,049,070
500,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2007	512,915
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,031,140
750,000		San Antonio, TX Electric & Gas System, Refunding Revenue Bonds (Series 2002), 5.25%, 2/1/2008	778,688
1,000,000		Spring Texas Independent School District, 5.25% (PSFG GTD), 2/15/2019	1,034,150
10,000,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	10,079,600
6,000,000		Texas Turnpike Authority, Second Tier Bond Anticipation Notes (Series 2002), 5.00%, 6/1/2008	6,229,200
		TOTAL	34,861,597
		Utah--0.7%
1,650,000		Alpine, UT School District, UT GO Bonds, 5.25% (Utah Qualified Local School Board Program GTD), 3/15/2006	1,656,979
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--1.3%
$1,000,000		Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	$1,006,210
1,250,000		Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009	1,273,913
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	988,810
		TOTAL	3,268,933
		Washington--1.4%
2,065,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50% (FSA INS), 1/1/2006	2,065,124
1,310,000		Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007	1,364,129
		TOTAL	3,429,253
		Wisconsin--0.7%
1,000,000		Pleasant Prairie, WI Water & Sewer System, Bond Anticipation Notes, 4.00% (U.S. Treasury PRF 10/1/2006 @ 100), 10/1/2007	1,005,680
765,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2009	799,211
		TOTAL	1,804,891
		Wyoming--2.2%
2,150,000		Albany County, WY, Pollution Control Revenue Bonds (Series 1985), 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2006	2,152,666
3,500,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	3,430,630
		TOTAL	5,583,296
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $229,190,230)	228,827,938
Principal Amount			Value
		SHORT-TERM MUNICIPALS--7.8%
		California--0.8%
$2,000,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 3.800%, 1/5/2006	$2,000,000
		District Of Columbia--1.2%
3,000,000		District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 3.550%, 1/4/2006	3,000,000
		Florida--1.6%
4,000,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), (Series A), SAVRs, (Radian Asset Assurance INS) 1/26/2006	4,000,000
		Massachusetts--0.7%
1,700,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (State Street Bank and Trust Co. LIQ), 3.800%, 1/2/2006	1,700,000
		New York--0.6%
1,600,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 1995 A) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 3.670%, 1/2/2006	1,600,000
		Oregon--1.6%
4,000,000		Medford, OR Hospital Facilities Authority, (Rogue Valley Manor), SAVRs (Series 2002), (Radian Asset Assurance INS), 1/4/2006	4,000,000
		Tennessee--0.4%
1,000,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 1/2/2006	1,000,000
		Utah--0.9%
2,300,000		Weber County, UT, (Series 2000C) Daily VRDNs (IHC Health Services, Inc.), 3.700%, 1/2/2006	2,300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $19,600,000)	19,600,000
		TOTAL MUNICIPAL INVESTMENTS-98.8% (IDENTIFIED COST $248,790,230) [2]	248,427,938
		OTHER ASSETS AND LIABILITIES--NET--1.2%	2,908,199
		TOTAL NET ASSETS--100%	$251,336,137

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.0% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2005, these securities amounted to $7,582,319 which represents 3.0% of the total net assets.

2 The cost of investments for federal tax purposes amounts to $248,787,801.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $248,790,230)		$248,427,938
Cash		71,494
Income receivable		2,881,571
Receivable for investments sold		1,175,000
Receivable for shares sold		38,281
TOTAL ASSETS		252,594,284
Liabilities:
Payable for shares redeemed	$927,670
Income distribution payable	297,406
Payable for Directors'/Trustees' fees	1,100
Payable for shareholder services fee (Note 5)	4,357
Accrued expenses	27,614
TOTAL LIABILITIES		1,258,147
Net assets for 24,776,638 shares outstanding		$251,336,137
Net Assets Consist of:
Paid-in capital		$254,940,540
Net unrealized depreciation of investments		(362,292)
Accumulated net realized loss on investments and futures contracts		(3,242,426)
Undistributed net investment income		315
TOTAL NET ASSETS		$251,336,137
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$231,616,956 ÷ 22,832,733 shares outstanding, no par value, unlimited shares authorized		$10.14
Institutional Service Shares:
$19,719,181 ÷ 1,943,905 shares outstanding, no par value, unlimited shares authorized		$10.14

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended December 31, 2005 (unaudited)

Investment Income:
Interest			$4,831,070
Expenses:
Investment adviser fee (Note 5)		$564,513
Administrative personnel and services fee (Note 5)		112,529
Custodian fees		7,601
Transfer and dividend disbursing agent fees and expenses		28,551
Directors'/Trustees' fees		6,156
Auditing fees		8,059
Legal fees		1,961
Portfolio accounting fees		53,599
Distribution services fee--Institutional Service Shares (Note 5)		32,878
Shareholder services fee--Institutional Shares (Note 5)		319,943
Shareholder services fee--Institutional Service Shares (Note 5)		32,665
Share registration costs		10,960
Printing and postage		7,169
Insurance premiums		5,207
Miscellaneous		6,060
TOTAL EXPENSES		1,197,851
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(161,338)
Waiver of administrative personnel and services fee	(4,990)
Waiver of distribution services fee--Institutional Service Shares	(32,878)
Waiver of shareholder services fee--Institutional Shares	(319,943)
Reimbursement of shareholder services fee--Institutional Service Shares	(2,907)
TOTAL WAIVERS AND REIMBURSEMENT		(522,056)
Net expenses			675,795
Net investment income			4,155,275
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(268,840)
Net change in unrealized appreciation of investments			(1,762,111)
Net realized and unrealized loss on investments			(2,030,951)
Change in net assets resulting from operations			$2,124,324

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited ) 12/31/2005	Year Ended 6/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,155,275	$8,937,193
Net realized loss on investments and futures contracts	(268,840)	(674,502)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,762,111)	(1,083,662)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,124,324	7,179,029
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,795,399)	(8,014,358)
Institutional Service Shares	(359,469)	(910,378)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,154,868)	(8,924,736)
Share Transactions:
Proceeds from sale of shares	17,387,727	85,966,952
Net asset value of shares issued to shareholders in payment of distributions declared	2,216,249	4,731,326
Cost of shares redeemed	(66,992,286)	(164,167,200)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(47,388,310)	(73,468,922)
Change in net assets	(49,418,854)	(75,214,629)
Net Assets:
Beginning of period	300,754,991	375,969,620
End of period (including undistributed (distributions in excess of) net investment income of $315 and $(92), respectively)	$251,336,137	$300,754,991

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2005 (unaudited)

1. ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average maturity of less than three years. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended December 31, 2005, the Fund had no realized gains/losses on futures contracts.

At December 31, 2005, the Fund had no open futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at December 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	9/23/2004	$1,500,000
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$2,000,000
Gilliam County, OR, Solid Waste Disposal Revenue Bonds, 3.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2006	4/28/2005	$1,000,000
Missouri State HEFA, RANs (Series 2005E), 4.75% (Rockhurst University), 4/25/2006	4/28/2005	$1,130,360
Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	2/26/2003	$1,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 12/31/2005		Year Ended 6/30/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,612,298	$16,387,232	7,926,766	$81,510,965
Shares issued to shareholders in payment of distributions declared	207,705	2,110,979	437,774	4,492,513
Shares redeemed	(5,511,495)	(56,007,096)	(13,994,140)	(143,815,856)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,691,492)	$(37,508,885)	(5,629,600)	$(57,812,378)

	Six Months Ended 12/31/2005		Year Ended 6/30/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	98,475	$1,000,495	432,683	$4,455,987
Shares issued to shareholders in payment of distributions declared	10,358	105,270	23,271	238,813
Shares redeemed	(1,081,932)	(10,985,190)	(1,978,779)	(20,351,344)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(973,099)	$(9,879,425)	(1,522,825)	$(15,656,544)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,664,591)	$(47,388,310)	(7,152,425)	$(73,468,922)

4. FEDERAL TAX INFORMATION

At December 31, 2005, the cost of investments for federal tax purposes was $248,787,801. The net unrealized depreciation of investments for federal tax purposes was $359,863. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $684,056 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,043,919.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At June 30, 2005, the Fund had a capital loss carryforward of $(2,630,557) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$(541,582)
2009	$(624,448)
2010	$(261,798)
2011	$(551,978)
2013	$(650,751)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser is required to reimburse the Fund's Institutional Shares, to the extent of its adviser fee, the amount, if any, by which the Fund's Institutional Shares aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and it shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund's Institutional Shares. For the six months ended December 31, 2005, the Adviser voluntarily waived $161,338 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2005, FSC voluntarily waived $32,878 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the six months ended December 31, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended December 31, 2005, FSSC voluntarily waived $319,943 of its fee. For the six months ended December 31, 2005, FSSC did not retain any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC is reimbursing daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder service fee agreement. This reimbursement amounted to $2,907 for the six months ended December 31, 2005.

Interfund Transactions

During the six months ended December 31, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $87,130,000 and $87,425,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended December 31, 2005, were as follows:

Purchases	$37,252,319
Sales	$70,772,309

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

8020108 (2/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Short-Term Municipal Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ John B. Fisher
            John B. Fisher, Principal Executive Officer

Date        February 22, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        February 23, 2006